COMBINED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
Net income attributable to common shareholders	$ 42	$ 71	$ 150	$ 194	$ 220	$ 208	$ 163
Other comprehensive income (loss):
Foreign currency translation adjustments	(1)	4	5	(4)	(7)	18	(6)
Comprehensive income	$ 41	$ 75	$ 155	$ 190	$ 213	$ 226	$ 157